Shareholder Report	6 Months Ended	120 Months Ended
	Feb. 28, 2025 USD ($) Holdings	Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Archer Investment Series Trust
Entity Central Index Key	0001477491
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Archer Balanced Fund
Shareholder Report [Line Items]
Fund Name	ARCHER BALANCED FUND
Class Name	Archer Balanced Fund
Trading Symbol	ARCHX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701.
Additional Information Email	www.thearcherfunds.com
Expenses [Text Block]	expense Information
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Archer Balanced Fund (ARCHX) has demonstrated consistent performance within our family of funds. Our strategy centers on investing in what we consider to be high-quality, blue-chip stocks and bonds that we believe will deliver strong, long-term results. Many of the equity positions have been held for extended periods, reflecting our disciplined, long-term approach. Tax efficiency remains a key focus, and according to Morningstar, our 3-Year Tax Cost Ratio is more favorable than the category average. We believe this long-term investment discipline has supported performance while acknowledging the ongoing risks associated with bond duration. Currently, the fund maintains a shorter duration profile relative to the Intermediate Bond Index. We also believe that our fund's manageable size allows us to remain nimble and responsive to changing market conditions.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph
Net Assets	$ 52,729,956	$ 52,729,956
Holdings Count | Holdings	99	99
Advisory Fees Paid, Amount	$ 109,297
Investment Company, Portfolio Turnover	7.71%
Additional Fund Statistics [Text Block]	Fund statistics
Holdings [Text Block]
Largest Holdings [Text Block]
Material Fund Change [Text Block]	How has the fund changed
Updated Prospectus Phone Number	1-800-238-7701
Updated Prospectus Web Address	www.thearcherfunds.com
Archer Income Fund
Shareholder Report [Line Items]
Fund Name	ARCHER INCOME FUND
Class Name	Archer Income Fund
Trading Symbol	ARINX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701.
Additional Information Email	www.thearcherfunds.com.
Expenses [Text Block]	expense Information
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Archer Income Fund (ARINX) demonstrated a steady performance over the 12-month period ending February 28, 2025. The fund maintained a relatively stable net asset value, fluctuating within a narrow range between $17.76 and $18.30 during this timeframe.

ARINX is categorized as an intermediate core-plus bond fund, focusing on generating current income through investments in a diversified portfolio of fixed-income securities. This strategy typically includes a mix of government, corporate, and mortgage-backed bonds.

In the context of broader market movements, February 2025 was marked by volatility, with U.S. stock indexes experiencing fluctuations due to various economic factors. Despite this, ARINX's performance remained consistent, reflecting its focus on income generation and capital preservation.

Overall, ARINX's performance over the past year indicates its role as a stable component within a diversified investment portfolio, particularly for investors seeking consistent income streams.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph
Net Assets	$ 26,195,043	$ 26,195,043
Holdings Count | Holdings	122	122
Advisory Fees Paid, Amount	$ 1,609
Investment Company, Portfolio Turnover	12.81%
Additional Fund Statistics [Text Block]	Fund statistics
Holdings [Text Block]
Largest Holdings [Text Block]
Updated Prospectus Phone Number	1-800-238-7701
Updated Prospectus Web Address	www.thearcherfunds.com
Archer Stock Fund
Shareholder Report [Line Items]
Fund Name	ARCHER STOCK FUND
Class Name	Archer Stock Fund
Trading Symbol	ARSKX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701.
Additional Information Email	www.thearcherfunds.com
Expenses [Text Block]	expense Information
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Archer Stock Fund for the 12 prior months returned well shy of the S&P 500 Index. Although companies like Visa and Fiserv performed well, other stocks languished compared to the index. The index has become more and more concentrated with the "Magnificent 7" contributing a large portion of the return over the past year.

We believe our more balanced approach to investing in stocks will pay off in the future. Although Eli Lilly performed well, our healthcare stocks like Johnson and Johnson, United Health, and Merck did not perform well.

Going forward we believe healthcare will continue to be a good place to invest and provide some cover in the face of volatility.

We will continue to monitor the holdings and make adjustments accordingly.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph
Net Assets	$ 24,475,182	$ 24,475,182
Holdings Count | Holdings	45	45
Advisory Fees Paid, Amount	$ 44,055
Investment Company, Portfolio Turnover	23.46%
Additional Fund Statistics [Text Block]		Fund statistics
Holdings [Text Block]
Largest Holdings [Text Block]	top ten holdings (% OF NET ASSETS)
Updated Prospectus Phone Number	1-800-238-7701.
Updated Prospectus Email Address	www.thearcherfunds.com
Archer Dividend Growth Fund
Shareholder Report [Line Items]
Fund Name	ARCHER DIVIDEND GROWTH FUND
Class Name	Archer Dividend Growth Fund
Trading Symbol	ARDGX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701
Additional Information Email	www.thearcherfunds.com
Expenses [Text Block]	expense Information
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Archer Dividend Growth Fund (ARDGX) delivered a strong performance relative to the Total Stock Market Index for the period ending February 28, 2025. While dividend-paying stocks have recently lagged behind as investor attention shifted toward technology and a handful of large-cap names in the S&P 500, we remain confident in the long-term value dividends bring to a well-diversified portfolio. Our strategy continues to focus on companies with a consistent track record of annual dividend increases. Additionally, we see opportunity and stability in sectors such as Healthcare, Utilities, Financials, Energy, and Real Estate, which can help buffer portfolios during periods of heightened market volatility.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph
Net Assets	$ 26,210,322	$ 26,210,322
Holdings Count | Holdings	43	43
Advisory Fees Paid, Amount	$ 11,973
Investment Company, Portfolio Turnover	7.10%
Additional Fund Statistics [Text Block]	Fund statistics
Holdings [Text Block]
Largest Holdings [Text Block]
Updated Prospectus Phone Number	1-800-238-7701
Updated Prospectus Web Address	www.thearcherfunds.com
Archer Focus Fund
Shareholder Report [Line Items]
Fund Name	ARCHER FOCUS FUND
Class Name	Archer Focus Fund
Trading Symbol	AFOCX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701.
Additional Information Email	www.thearcherfunds.com
Expenses [Text Block]	expense Information
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Archer Focus Fund (AFOCX) exhibited a relatively stable performance over the 12- month period ending February 28, 2025. The fund's net asset value (NAV) remained within a narrow range, indicating consistent valuation throughout the year.

AFOCX is designed to concentrate on a select group of high-conviction equity holdings, aiming for long-term capital appreciation. Its portfolio is characterized by a focused selection of stocks, which can lead to higher volatility compared to more diversified funds.

We believe investing in stocks that exhibit good cash-flow growth and are ranked as high quality will generate solid returns for shareholders.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph
Net Assets	$ 10,537,051	$ 10,537,051
Holdings Count | Holdings	41	41
Advisory Fees Paid, Amount	$ (5,744)
Investment Company, Portfolio Turnover	3.43%
Additional Fund Statistics [Text Block]	Fund statistics
Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Meta Platforms, Inc. Class A	4.95%
2.	Costco Wholesale Corp.	4.28%
3.	Avalonbay Communities, Inc.	3.61%
4.	NVIDIA Corp.	3.44%
5.	Atmos Energy Corp.	3.35%
6.	Alphabet, Inc. Class A	3.30%
7.	Williams-Sonoma, Inc.	3.17%
8.	EMCOR Group, Inc.	2.78%
9.	Reliance, Inc.	2.74%
10.	Packaging Corp of America	2.70%
	Total % of Net Assets	34.32%

Updated Prospectus Phone Number	1-800-238-7701.
Updated Prospectus Web Address	www.thearcherfunds.com
Archer Multi Cap Fund
Shareholder Report [Line Items]
Fund Name	ARCHER MULTI CAP FUND
Class Name	Archer Multi Cap Fund
Trading Symbol	ALSMX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.
Additional Information Phone Number	1-800-238-7701.
Additional Information Email	www.thearcherfunds.com
Expenses [Text Block]	expense Information
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Archer MultiCap Fund (ALSMX) benchmarks itself against a diversified blend of small-, mid-, and large-cap equities. Due to its annual rebalancing strategy, the fund typically experiences higher turnover, particularly within the small- and mid-cap segments. In contrast, many of the mega-cap holdings remain relatively consistent year over year. We believe that this multi-cap approach plays a vital role in building a well-diversified portfolio. Over the past year, while the fund trailed the S&P 500—driven largely by the concentrated performance of a few large-cap names—it outperformed the small- and mid-cap indices, highlighting the benefits of its diversified structure.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph
Net Assets	$ 9,378,856	$ 9,378,856
Holdings Count | Holdings	76	76
Advisory Fees Paid, Amount	$ (10,398)
Investment Company, Portfolio Turnover	51.99%
Additional Fund Statistics [Text Block]	Fund statistics
Holdings [Text Block]
Largest Holdings [Text Block]	top ten holdings (% OF NET ASSETS)
Updated Prospectus Phone Number	1-800-238-7701.
Updated Prospectus Web Address	www.thearcherfunds.com